                        SUPPLEMENT DATED MAY 1, 2013 TO

              PROSPECTUS DATED MAY 1, 2009 (AS SUPPLEMENTED) FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

A. LIFETIME INCOME PLUS SOLUTION

As previously discussed in a prospectus supplement dated September 19, 2012, effective on and after December 3, 2012, the charge for the Lifetime Income Plus Solution guaranteed withdrawal benefit rider increased, on an annual basis, to 1.25% upon reset of the Maximum Anniversary Value. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. The charge for the optional Purchase Payment Death Benefit, if elected with the Lifetime Income Plus Solution rider, did not change.

If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider automatically resets, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge.

As noted in the prospectus, if there is an automatic reset, your Maximum Anniversary Value will be increased to your Contract Value. However, the Maximum Anniversary Value is just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the Maximum Anniversary Value, Purchase Payment Benefit Amount and the Roll-Up Value. If your Maximum Anniversary Value resets but your Roll-Up Value or Purchase Payment Benefit Amount is higher than your Maximum Anniversary Value on the date of reset, the Roll-Up Value or Purchase Payment Benefit Amount will be used to determine your Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Maximum Anniversary Value. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

B. LIFETIME INCOME PLUS 2008

As previously discussed in a prospectus supplement dated September 19, 2012, effective on and after December 3, 2012, the charge for the Lifetime Income Plus 2008 guaranteed withdrawal benefit rider increased, on an annual basis, to 1.25% upon reset of the Withdrawal Base. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. The charge for the optional Purchase Payment Death Benefit, if elected with the Lifetime Income Plus 2008 rider, did not change.

If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider automatically resets, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge.

45150 SUPPH 05/01/13

As noted in the prospectus, if there is an automatic reset, your Withdrawal Base will be increased to your Contract Value. However, the Withdrawal Base is just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the Withdrawal Base, Contract Value on the prior contract anniversary and the Roll-Up Value. If your Withdrawal Base resets but your Roll-Up Value is higher than your Withdrawal Base on the date of reset, the Roll-Up Value will be used to determine your Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Withdrawal Base. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

C. ASSET ALLOCATION PROGRAM

Effective after the close of business July 19, 2013, Asset Allocation Models A, B, C, D and E will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the next two pages.

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                                                      PORTFOLIOS                       MODEL A MODEL B MODEL C MODEL D MODEL E
------------------------------------------------------------------------------------------------------------------------------
EQUITIES
------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 Prudential Jennison 20/20 Focus Fund -- Class A          1%      2%      4%      4%      5%
                                 ---------------------------------------------------------------------------------------------
                                 T. Rowe Price Growth Stock Fund -- Advisor Class         2%      3%      4%      5%      6%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   Davis New York Venture Fund -- Class A                   3%      6%      9%     14%     17%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Fund -- Class A                  2%      6%      9%     14%     18%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  American Century Capital Portfolios, Inc. --
                                 American Century Equity Income Fund -- Class A           1%      2%      3%      4%      5%
                                 ---------------------------------------------------------------------------------------------
                                 Eaton Vance Special Investment Trust -- Eaton Vance
                                 Large-Cap Value Fund -- Class A                          1%      2%      3%      4%      5%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity Advisor Series II -- Fidelity Advisor Mid
                                 Cap II Fund -- Class A                                   1%      2%      3%      4%      5%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    Columbia Funds Series Trust -- Columbia Mid Cap
                                 Value Fund -- Class A                                    1%      2%      3%      4%      5%
------------------------------------------------------------------------------------------------------------------------------
Small Cap Core                   Oppenheimer Main Street Small- & Mid-Cap Fund --
                                 Class A                                                  1%      4%      6%      8%     10%
------------------------------------------------------------------------------------------------------------------------------
Natural Resources                Prudential Jennison Natural Resources Fund, Inc. --
                                 Class A                                                  0%      1%      1%      1%      1%
------------------------------------------------------------------------------------------------------------------------------
Global Equity                    Oppenheimer Global Fund -- Class A                       1%      2%      3%      4%      5%
------------------------------------------------------------------------------------------------------------------------------
Global REITs                     Cohen & Steers Global Realty Shares, Inc. -- Cohen &
                                 Steers Global Realty Shares -- Class A                   1%      1%      1%      1%      1%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         Columbia Funds Series Trust -- Columbia Marsico
                                 International Opportunities Fund -- Class A              2%      2%      4%      4%      6%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value          AllianceBernstein Trust -- AllianceBernstein
                                 International Value Fund -- Class A                      1%      2%      3%      4%      5%
                                 ---------------------------------------------------------------------------------------------
                                 Allianz Funds -- AllianzGI NFJ International Value
                                 Fund -- Class A (formerly, Allianz NFJ International
                                 Value Fund -- Class A)                                   1%      2%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Foreign Small/Mid Cap            Putnam Investment Funds -- Putnam International
                                 Capital Opportunities Fund -- Class A                    1%      1%      2%      2%      2%
------------------------------------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                                                     20%     40%     60%     80%    100%
------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME
------------------------------------------------------------------------------------------------------------------------------
Long Duration                    PIMCO Long-Term U.S. Government Fund -- Class A          8%      5%      3%      2%      0%
------------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Trust II -- JPMorgan Core Bond Fund --
                                 Class A                                                 18%     14%      9%      4%      0%
                                 ---------------------------------------------------------------------------------------------
                                 PIMCO Funds -- PIMCO Total Return Fund -- Class A       17%     13%      9%      3%      0%
------------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO Funds -- PIMCO Low Duration Fund -- Class A       20%     13%      9%      3%      0%
------------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected  American Century Government Income Trust -- American
Securities                       Century Inflation-Adjusted Bond Fund -- Advisor Class   10%      8%      5%      3%      0%
------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO Funds -- PIMCO High Yield Fund -- Class A          3%      3%      2%      2%      0%
------------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance Floating-Rate Fund -- Class A                4%      4%      3%      3%      0%
------------------------------------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                                                 80%     60%     40%     20%      0%
------------------------------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            EFFECTIVE AFTER THE CLOSE OF BUSINESS ON JULY 19, 2013

                                                      PORTFOLIOS                       MODEL A MODEL B MODEL C MODEL D MODEL E
------------------------------------------------------------------------------------------------------------------------------
EQUITIES
------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 Prudential Jennison 20/20 Focus Fund -- Class A          1%      2%      4%      4%      5%
                                 ---------------------------------------------------------------------------------------------
                                 T. Rowe Price Growth Stock Fund -- Advisor Class         2%      3%      4%      5%      6%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   Davis New York Venture Fund -- Class A                   2%      6%      9%     14%     17%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Fund -- Class A                  2%      6%      9%     14%     18%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  American Century Capital Portfolios, Inc. --
                                 American Century Equity Income Fund -- Class A           1%      2%      3%      4%      5%
                                 ---------------------------------------------------------------------------------------------
                                 Eaton Vance Special Investment Trust -- Eaton Vance
                                 Large-Cap Value Fund -- Class A                          1%      2%      3%      4%      5%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity Advisor Series II -- Fidelity Advisor Mid
                                 Cap II Fund -- Class A                                   1%      2%      3%      4%      5%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    Columbia Funds Series Trust -- Columbia Mid Cap
                                 Value Fund -- Class A                                    1%      2%      3%      4%      5%
------------------------------------------------------------------------------------------------------------------------------
Small Cap Core                   Oppenheimer Main Street Small- & Mid-Cap Fund --
                                 Class A                                                  1%      4%      6%      8%     10%
------------------------------------------------------------------------------------------------------------------------------
Natural Resources                Prudential Jennison Natural Resources Fund, Inc. --
                                 Class A                                                  0%      1%      1%      1%      1%
------------------------------------------------------------------------------------------------------------------------------
Global Equity                    Oppenheimer Global Fund -- Class A                       1%      2%      3%      4%      5%
------------------------------------------------------------------------------------------------------------------------------
Global REITs                     Cohen & Steers Global Realty Shares, Inc. -- Cohen &
                                 Steers Global Realty Shares -- Class A                   3%      3%      3%      3%      3%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         Columbia Funds Series Trust -- Columbia Marsico
                                 International Opportunities Fund -- Class A              2%      2%      4%      4%      6%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value          AllianceBernstein Trust -- AllianceBernstein
                                 International Value Fund -- Class A                      0%      0%      1%      2%      3%
                                 ---------------------------------------------------------------------------------------------
                                 Allianz Funds -- AllianzGI NFJ International Value
                                 Fund -- Class A (formerly, Allianz NFJ International
                                 Value Fund -- Class A)                                   1%      2%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Foreign Small/Mid Cap            Putnam Investment Funds -- Putnam International
                                 Capital Opportunities Fund -- Class A                    1%      1%      2%      2%      2%
------------------------------------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                                                     20%     40%     60%     80%    100%
------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME
------------------------------------------------------------------------------------------------------------------------------
Long Duration                    PIMCO Long-Term U.S. Government Fund -- Class A          6%      3%      1%      1%      0%
------------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Trust II -- JPMorgan Core Bond Fund --
                                 Class A                                                 18%     14%      9%      3%      0%
                                 ---------------------------------------------------------------------------------------------
                                 PIMCO Funds -- PIMCO Total Return Fund -- Class A       17%     13%      9%      3%      0%
------------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO Funds -- PIMCO Low Duration Fund -- Class A       20%     13%      9%      3%      0%
------------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected  American Century Government Income Trust -- American
Securities                       Century Inflation-Adjusted Bond Fund -- Advisor Class   10%      8%      5%      3%      0%
------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO Funds -- PIMCO High Yield Fund -- Class A          3%      3%      2%      2%      0%
------------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance Floating-Rate Fund -- Class A                6%      6%      5%      5%      0%
------------------------------------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                                                 80%     60%     40%     20%      0%
------------------------------------------------------------------------------------------------------------------------------